Unaudited Condensed Statements of Cash Flows - USD ($)	6 Months Ended		10 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Cash flows from operating activities:
Net loss	$ (567,378)	$ (43,706)	$ (834,087)	$ 60,237
Adjustments to reconcile net loss to net cash used in operating activities:
Formation cost paid by Sponsor			6,725
Interest and dividends earned on investment in Trust	(421,354)	(272,220)	(17,643)	(1,195,135)
Amortization of prepaid expenses	55,162	46,557	102,892	46,557
Changes in operating assets and liabilities:
Accrued costs and expenses	324,549	(137,220)	442,564	(75,156)
Prepaid expenses		13,473	(384,500)	130,175
Due to related party		(2,903)	2,903	(2,903)
Income taxes payable	88,799	4,675		137,633
Deferred income tax				18,790
Net cash used in operating activities	(520,222)	(391,344)	(681,146)	(879,802)
Cash Flows from Investing Activities:
Investment of cash in Trust Account			(140,386,985)	(2,767,015)
Disposal of trust assets for redemptions				125,587,180
Withdrawal of trust funds to pay taxes				502,949
Net cash provided by (used in) Investing Activities			(140,386,985)	123,323,114
Cash flows from financing activities:
Proceeds from Initial Public Offering			135,546,054
Proceeds from Private placement			6,755,930
Proceeds from sale of founder shares to initial stockholders			25,000
Proceeds from issuance of promissory note to related party	300,000		130,000	2,767,015
Payment of promissory note to related party			(174,225)
Payment of deferred offering costs			(534,326)
Payment for redemptions of shares subject to possible redemption				(125,587,180)
Net cash provided by financing activities	300,000		141,748,433	(122,820,165)
Net change in cash	(220,222)	(391,344)	680,302	(376,853)
Cash, beginning of the period	303,449	680,302		680,302
Cash, end of the period	83,227	288,958	680,302	303,449
Supplemental disclosure of cash flow information:
Accretion of Class A ordinary shares to redemption amount	$ 299,040			3,483,582
Initial value of Class A common stock subject to possible redemption			140,386,985
Deferred underwriters commission			4,840,931
Deferred offering costs paid by promissory note – related party			37,500
Forfeiture of shares due to over-allotment not exercised in full			13
Fair value of representative shares issued			$ 1,383,124